Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019
Accounting Policies [Abstract]
Net income (loss)	$ 179,260		$ (15,517)		$ 3,932,144
Less: Income attributable to ordinary shares subject to possible redemption	(715,207)				(4,069,302)
Adjusted net loss	$ (535,947)		$ (15,517)		$ (137,158)
Weighted average shares outstanding, basic and diluted	8,997,643		6,525,000		8,410,915
Basic and diluted net loss per ordinary share	$ (0.06)	[1]	$ 0.00	[1]	$ (0.02) [2]

[1]	Net loss per ordinary share — basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $715,207 for the three months ended March 31, 2020 (see Note 3).
[2]	(2)Net loss per ordinary share - basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $4,069,302 for the year ended December 31, 2019 (see Note 2).